SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

The Company adopted Tenth Amended and Restated 2004 Share Option Plan (the “Amended Plan”), as approved and authorized by the board of directors of the Company on April 29, 2023. The Amended Plan amends and restates the previously adopted Ninth Amended and Restated 2004 Share Option Plan (the “Original Plan”) of the Company in its entirety and assumes all awards granted under the Original Plan. The number of Class A ordinary shares that are available for award grant purposes under the Amended Plan increased by 300,000,000 Class A ordinary shares from 250,000,000 Class A ordinary shares to 550,000,000 Class A ordinary shares. The Amended Plan will expire upon the twentieth anniversary of its effective date.